Income Taxes Income Taxes - Valuation Allowance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 783	$ 0
Deferred Tax Valuation Allowance	781
Deferred Income Tax Expense (Benefit)	$ (149)	$ 87	$ (5)